Taxation (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income/(loss) before tax
Income/(loss) from China operations		¥ 448,494	¥ (4,705,034)	¥ (529,173)
Loss from non-China operations		(3,682,718)	(4,426,734)	(4,447,861)
Loss before tax	$ (465,825)	(3,234,224)	(9,131,768)	(4,977,034)
Income tax benefits/(expenses) applicable to China operations
Current income tax expenses		(214,282)	(28,322)	(23,493)
Deferred tax benefits		34,782	42,584	4,169
Subtotal income tax benefits/(expenses) applicable to China operations		(179,500)	14,262	(19,324)
Total income tax benefits/(expenses)	$ (25,853)	¥ (179,500)	¥ 14,262	¥ (19,324)